Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	21,045,000
Proposed Maximum Offering Price per Unit	20.50
Maximum Aggregate Offering Price	$ 431,422,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 59,579.45
Offering Note	a) Includes 2,745,000 shares of common stock the underwriters have an option to purchase. b) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The fee payable in connection with the offering pursuant to this prospectus supplement has been paid in accordance with Rule 456(b) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant's Registration Statement on Form S-3 (Registration No. 333-277655) (the "Registration Statement"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" filed as Exhibit 107 to the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.